Short-Term Investments	12 Months Ended
Dec. 31, 2018
Short Term Investments [Abstract]
Short-Term Investments
6.	SHORT-TERM INVESTMENTS

As of December 31, 2017, the Group’s short-term investment consisted of available-for-sale securities with maturities of one year or less.

The Group measured the trading securities at fair value based on quoted market prices in an active market. As a result, the Group has determined the valuation of its trading securities falls within Level 1 of the fair value hierarchy. As of December 31, 2016 and 2017, the Group did not hold any trading securities. For the year ended December 31, 2015, 2016 and 2017, the Group recognized a loss from the trading securities of $18,396, $549,538 and nil as short-term investment income in the consolidated statement of comprehensive income, respectively.

The Group measured the held-to-maturity securities at amortized cost basis, which the Group believes a Level 2 valuation. The amount at which an investment is acquired, adjusted for accretion, amortization, collection of cash, etc. As of December 31, 2017, the Group has no held-to-maturity securities. The Group launched Qiribao, which is a new product on the wealth management platform (Yinglibao), in July 2016. Once an investor commits funds through the platform of Yinglibao to invest Qiribao, his funds are reinvested by the Group to purchase the held-to-maturity securities. The Group recognized a net gain from the held-to-maturity securities of $127,899 in the consolidated statement of comprehensive income for the year ended December 31, 2017. Due to the compliance requirement and our strategy, the Group terminated the purchase of Qiribao starting on April 10, 2017, and all the held-to-maturity securities were redeemed by the end of December 31, 2017.

The Group measured the available-for-sale securities at the fair value shown by the financial institution which the Group believes a Level 2 valuation.

The following table presents changes in level 2 available-for-sale securities measured on a recurring basis for the twelve-month period ended December 31, 2017 and 2018, respectively:

	December 31,
	2017	2018
Beginning balance	$1,605,882	$532,912
Purchases	71,492,241	8,995,273
Redemption	(72,572,216)	(9,437,363)
Realized gain(loss)	(64,596)	(72,703)
Exchange difference	71,601	(18,119)
Ending balance	$532,912	$—

The following table provides additional information on the realized gains of the sale of available-for-sale securities as of December 31, 2017 and 2018, respectively. For purposes of determining gross realized gains, the cost of securities sold is based on specific identification.

	Year ended December 31, 2018
				Exchange
	Proceeds	Costs	Gains	difference
Available-for-sale securities	$(9,437,363)	$8,995,273	$(72,703)	$(18,119)
Total	$(9,437,363)	$8,995,273	$(72,703)	$(18,119)

	Year ended December 31, 2017
				Exchange
	Proceeds	Costs	Gains	difference
Available-for-sale securities	$(72,572,216)	$71,492,241	$(64,596)	$71,601
Total	$(72,572,216)	$71,492,241	$(64,596)	$71,601

The fair values of trading securities and available-for-sale securities as measured, and held-to-maturity securities as disclosed are further discussed in Note 7.